Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	88.60%	88.30%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	11.40%
Net financial expenses	€ (1,904)
Decrease in net financial results from prior year	591
Derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Sale of goods	€ 349	€ 894	€ 174
Derivative instruments | Spain
Disclosure of financial instruments by type of interest rate [line items]
Sale of goods		€ 526